Note 7 – Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 07, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
[custom:AmortizationOfStockSubscriptionReceivable]		$ 312,501	$ 312,501	$ 937,503	$ 937,503
Professional Fees		717,538	610,057	2,044,950	1,757,637	$ 2,517,381	$ 1,728,146
Employee Benefits and Share-Based Compensation						1,707,261	1,581,979
Stewards Investment Capital Limited [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	15,000,000
[custom:AmortizationOfStockSubscriptionReceivable]						1,250,004	729,169
Professional Fees						240,000	120,000
Favo Group L L C [Member]
Related Party Transaction [Line Items]
[custom:ProfitsDistributedToShareholders]							296,935
Fore Funding L L C [Member]
Related Party Transaction [Line Items]
[custom:ProfitsDistributedToShareholders]							888,047
Favo Holdings L L C [Member]
Related Party Transaction [Line Items]
Management Fee Expense		255,000	255,000	765,000	765,000	1,020,000	510,000
Interest Expense, Operating and Nonoperating						210,142	268,825
[custom:PaymentsOnBehalfOfRelatedParty]		$ 1,722	$ 489	26,979	104,033	119,587	5,945
Increase (Decrease) in Accounts Receivable, Related Parties				$ 271	$ 15,418	15,418	135
C F O Korte [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						$ 83,482	$ 0